Prepayment for acquisition	12 Months Ended
Dec. 31, 2025
Prepayment for acquisition
Prepayment for acquisition

Note 8 — Prepayment for acquisition

Prepayment for acquisition consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Prepayment for acquisition	32,000,000	—	—

On December 24, 2024, the Group entered into an equity transfer agreement (the “Kunyuan Agreement”) with Meirusi, which is a PRC limited liability company holding 75% of the equity interests in Kunyuan. Pursuant to the Kunyuan Agreement, the Group agreed to acquire 75% of the equity interests in Kunyuan from Meirusi. In consideration for the acquisition, the Group agreed to pay RMB9,000,000 to Meirusi, subject to the satisfaction by Meirusi and Kunyuan of their obligations under the Kunyuan Agreement. The Kunyuan Agreement contains customary covenants, closing conditions, and other obligations and rights of the parties. The Kunyuan Agreement had been approved by directors on December 23, 2024 and the Company announced and filed Form 6-K on December 27, 2024. On December 30, 2024, the Group paid the acquisition consideration and recognized the prepayment for acquisition on the consolidated balance sheets.

On December 24, 2024, the Group entered into an equity transfer agreement (the “Jiazhi Agreement”) with Meirusi, the sole shareholder of Jiazhi. Pursuant to the Jiazhi Agreement, the Group agreed to acquire 100% of the equity interests in Jiazhi from Meirusi. In consideration for the acquisition, the Group agreed to pay RMB23,000,000 to Meirusi, subject to the satisfaction by Meirusi and Jiazhi of their obligations under the Jiazhi Agreement. The Jiazhi Agreement contains customary covenants, closing conditions, and other obligations and rights of the parties. The Jiazhi Agreement had been approved by directors on December 23, 2024 and the Company announced and filed Form 6-K on December 27, 2024. On December 30, 2024, the Group paid the acquisition consideration and recognized the prepayment for acquisition on the consolidated balance sheets.